Property, Plant and Equipment - Schedule of Reconciliation of Changes in Right-of-use Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 481,492	¥ 533,403
Ending balance	483,120	481,492
Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	740,204	763,989
Additions and other increases	25,882	24,986
Disposals and other decreases	(20,854)	(37,286)
Foreign currency translation differences	51,552	(11,484)
Ending balance	796,785	740,204
Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(258,712)	(230,586)
Depreciation expenses	(50,151)	(50,656)
Impairment losses	(1,247)
Disposals and other decreases	16,380	18,437
Foreign currency translation differences	(19,936)	4,092
Ending balance	(313,664)	(258,712)
Buildings and structures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	470,089	521,403
Ending balance	471,325	470,089
Buildings and structures | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	716,831	741,898
Additions and other increases	18,549	18,118
Disposals and other decreases	(13,115)	(32,499)
Foreign currency translation differences	48,913	(10,687)
Ending balance	771,178	716,831
Buildings and structures | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(246,742)	(220,496)
Depreciation expenses	(43,731)	(44,571)
Impairment losses	(1,247)
Disposals and other decreases	10,344	14,587
Foreign currency translation differences	(18,478)	3,738
Ending balance	(299,853)	(246,742)
Machinery and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	11,373	11,950
Ending balance	11,777	11,373
Machinery and vehicles | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	23,275	21,880
Additions and other increases	7,331	6,867
Disposals and other decreases	(7,719)	(4,677)
Foreign currency translation differences	2,634	(795)
Ending balance	25,521	23,275
Machinery and vehicles | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(11,902)	(9,930)
Depreciation expenses	(6,406)	(6,065)
Impairment losses	0
Disposals and other decreases	6,016	3,741
Foreign currency translation differences	(1,454)	352
Ending balance	(13,744)	(11,902)
Tools, furniture, and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	30	51
Ending balance	18	30
Tools, furniture, and fixtures | Acquisition cost of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	98	211
Additions and other increases	2	0
Disposals and other decreases	(20)	(110)
Foreign currency translation differences	5	(2)
Ending balance	86	98
Tools, furniture, and fixtures | Accumulated depreciation and accumulated impairment losses of ROU Assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	(68)	(160)
Depreciation expenses	(15)	(19)
Impairment losses	0
Disposals and other decreases	20	109
Foreign currency translation differences	(4)	2
Ending balance	¥ (67)	¥ (68)